Schedule of investments

Delaware Healthcare Fund December 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 100.50% ✧
Biotechnology - 36.26%
ACADIA Pharmaceuticals †	194,776	$8,332,517
Alder Biopharmaceuticals =†	75,000	66,000
Alexion Pharmaceuticals †	20,000	2,163,000
Alkermes †	370,000	7,548,000
Allogene Therapeutics †	146,779	3,813,318
Alnylam Pharmaceuticals †	41,000	4,721,970
Arena Pharmaceuticals †	525,000	23,845,500
ArQule †	630,000	12,574,800
Audentes Therapeutics †	153,941	9,211,829
Axovant Gene Therapies †	64,171	328,556
BioMarin Pharmaceutical †	112,000	9,469,600
Cellectis ADR †	219,675	3,760,836
Clovis Oncology †	100,200	1,044,585
Coherus Biosciences †	430,000	7,742,150
Dynavax Technologies †	760,000	4,347,200
Epizyme †	203,200	4,998,720
Exact Sciences †	17,116	1,582,919
Five Prime Therapeutics †	100,000	459,000
Fortress Biotech †	100,000	257,000
Galmed Pharmaceuticals †	306,010	1,768,738
Immunomedics †	445,000	9,416,200
Incyte †	60,000	5,239,200
Intercept Pharmaceuticals †	27,000	3,345,840
Karyopharm Therapeutics †	380,000	7,284,600
Lexicon Pharmaceuticals †	11,697	48,543
MacroGenics †	275,000	2,992,000
Madrigal Pharmaceuticals †	28,500	2,596,635
MEI Pharma †	600,000	1,488,000
Mirati Therapeutics †	165,000	21,261,900
Momenta Pharmaceuticals †	141,501	2,791,815
MorphoSys †	339,685	48,052,076
Mustang Bio †	120,000	489,600
Myriad Genetics †	135,000	3,676,050
Nektar Therapeutics †	165,000	3,561,525
Neurocrine Biosciences †	110,000	11,823,900
NextCure †	100,000	5,633,000
Portola Pharmaceuticals †	130,000	3,104,400
Proteostasis Therapeutics †	750,000	1,710,000
Provention Bio †	70,000	1,043,000
Puma Biotechnology †	61,255	535,981
Regeneron Pharmaceuticals †	101,000	37,923,480

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Schedule of investments

Delaware Healthcare Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Biotechnology (continued)
REGENXBIO †	149,000	$6,104,530
Rigel Pharmaceuticals †	1,600,000	3,424,000
Rocket Pharmaceuticals †	58,000	1,320,080
Sangamo Therapeutics †	400,000	3,348,000
Sarepta Therapeutics †	23,000	2,967,920
Seattle Genetics †	95,000	10,854,700
Syndax Pharmaceuticals †	180,000	1,580,400
Ultragenyx Pharmaceutical †	70,000	2,989,700
uniQure †	696,000	49,875,360
United Therapeutics †	86,800	7,645,344
Vascular Biogenics †	200,000	240,000
Vertex Pharmaceuticals †	25,000	5,473,750
Viking Therapeutics †	330,100	2,647,402
Voyager Therapeutics †	5,700	79,515
Xencor †	129,191	4,442,878
XOMA †	3,466	94,622
		385,142,184
Blue Chip Medical Products - 42.31%
AbbVie	130,000	11,510,200
Amgen	246,964	59,535,611
AstraZeneca	110,000	11,083,855
AstraZeneca ADR	60,000	2,991,600
Biogen †	45,000	13,352,850
Boston Scientific †	380,000	17,183,600
Bristol-Myers Squibb	200,000	12,838,000
Chugai Pharmaceutical	330,000	30,391,433
Eli Lilly & Co.	181,446	23,847,448
Gilead Sciences	240,000	15,595,200
GlaxoSmithKline ADR	280,000	13,157,200
Johnson & Johnson	100,000	14,587,000
Merck & Co.	155,000	14,097,250
Pfizer	500,000	19,590,000
Roche Holding	180,000	58,500,507
Sanofi	380,000	38,200,167
Sanofi ADR	1,350,000	67,770,000
Stryker	15,000	3,149,100
Teva Pharmaceutical Industries ADR †	530,000	5,194,000
UCB	60,000	4,771,712
Zimmer Biomet Holdings	80,000	11,974,400
		449,321,133

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(Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Healthcare Services - 10.40%
Anthem	50,000	$15,101,500
Cigna	75,000	15,336,750
CVS Health	345,000	25,630,050
DaVita †	60,000	4,501,800
McKesson	15,100	2,088,632
Quest Diagnostics	48,000	5,125,920
UnitedHealth Group	120,000	35,277,600
Walgreens Boots Alliance	125,000	7,370,000
		110,432,252
Other - 4.76%
Cia de Minas Buenaventura ADR	115,300	1,741,030
Dell Technologies Class C †	102,600	5,272,614
Fannie Mae †	1,300,000	4,056,000
Federal Home Loan Mortgage †	1,050,000	3,153,990
Micron Technology †	436,600	23,480,348
Opera ADR †	184,700	1,708,475
QUALCOMM	50,000	4,411,500
SINA †	60,000	2,395,800
Sohu. com ADR †	390,722	4,368,272
		50,588,029
Small- / Mid-Cap Medical Products - 6.77%
ABIOMED †	30,000	5,117,700
Aerie Pharmaceuticals †	5,100	123,267
Akorn †	501,000	751,500
Allergan	111,500	21,315,455
Dermira †	150,000	2,274,000
Halozyme Therapeutics †	230,000	4,077,900
Inspire Medical Systems †	30,000	2,226,300
Intra-Cellular Therapies †	100,000	3,431,000
Mylan †	1,080,000	21,708,000
Perrigo	210,000	10,848,600
		71,873,722
Total Common Stock (cost $810,369,011)		1,067,357,320

Rights – 0.02%
Ambit Bioscience =†	76,500	0
Bristol-Myers Squibb †	80,000	240,800
Total Right (cost $0)		240,800

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Schedule of investments

Delaware Healthcare Fund (Unaudited)

Total Value of Securities – 100.52%
(cost $810,369,011)	$1,067,598,120
Liabilities Net of Receivables and Other Assets – (0.52%)	(5,480,675)
Net Assets Applicable to 40,086,410 Shares Outstanding – 100.00%	$1,062,117,445

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.
†	Non-income producing security.
ADR – American Depositary Receipt

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